Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822
(Investment Company Act File Number)

Federated Hermes Managed Pool Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-12-31

Date of Reporting Period: Six months ended 2024-06-30

Item 1.	Reports to Stockholders

Federated Hermes Corporate Bond Strategy Portfolio

 FCSPX

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Managed Pool Series

This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Corporate Bond Strategy Portfolio	$0	0.00%

Key Fund Statistics

Net Assets	$174,930,587
Number of Investments	492
Portfolio Turnover	4%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Security Lending Collateral	0.3%
Foreign Government/Agency	1.4%
Cash Equivalents	1.6%
Corporate Bonds	96.0%

Semi-Annual Shareholder Report

Federated Hermes Corporate Bond Strategy Portfolio

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP31421P100

35282-A(08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes High Yield Strategy Portfolio

 FHYSX

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Managed Pool Series

This semi-annual shareholder report contains important information about the Federated Hermes High Yield Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes High Yield Strategy Portfolio	$0	0.00%

Key Fund Statistics

Net Assets	$29,593,627
Number of Investments	2
Portfolio Turnover	0%

Fund Holdings

Top Index Classification (% of Net Assets)

Value	Value
Consumer Cyclical Services	3.9%
Health Care	4.3%
Packaging	4.4%
Midstream	5.1%
Cash Equivalents	5.2%
Gaming	5.2%
Automotive	6.0%
Cable Satellite	6.5%
Insurance - P&C	7.3%
Technology	12.3%

Semi-Annual Shareholder Report

Federated Hermes High Yield Strategy Portfolio

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP31421P209

40940-A(08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Mortgage Strategy Portfolio

 FMBPX

Semi-Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Managed Pool Series

This semi-annual shareholder report contains important information about the Federated Hermes Mortgage Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Mortgage Strategy Portfolio	$0	0.00%

Key Fund Statistics

Net Assets	$1,039,663,946
Number of Investments	2
Portfolio Turnover	2%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	2.0%
Cash Equivalents	3.6%
Non-Agency Mortgage-Backed Securities	9.1%
U.S. Government Agency Mortgage-Backed Securities	93.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Mortgage Strategy Portfolio

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP31421P407

38886-A(08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Ticker FCSPX

Federated Hermes Corporate Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.0%
		Basic Industry - Chemicals—0.3%
$ 90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 82,410
200,000	[1]	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	193,503
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	277,012
		TOTAL	552,925
		Basic Industry - Metals & Mining—1.7%
600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	510,299
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	398,044
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	195,891
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	235,525
90,000		Glencore Funding LLC, 144A, 5.893%, 4/4/2054	86,622
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	374,154
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	287,389
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	129,860
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	273,110
400,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	393,415
		TOTAL	2,884,309
		Basic Industry - Paper—0.5%
800,000		Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.777%, 4/3/2054	796,212
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	111,841
		TOTAL	908,053
		Capital Goods - Aerospace & Defense—4.7%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	224,396
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	323,923
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	338,524
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	276,664
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	852,270
425,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	324,698
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	475,145
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	161,436
520,000		Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	532,694
555,000		Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	569,984
700,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	694,195
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	163,252
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	697,503
200,000		Leidos, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2033	201,849
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	122,809
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	331,021
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	482,639
600,000		RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	577,763
350,000		RTX Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	283,677
280,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	277,215
370,000	[1]	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	310,204
		TOTAL	8,221,861
		Capital Goods - Building Materials—0.9%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	92,458
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	124,112
620,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	587,725
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$ 150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	$ 150,160
235,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	202,131
255,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	266,262
170,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	140,759
	TOTAL	1,563,607
	Capital Goods - Construction Machinery—1.3%
205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	199,882
350,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	347,529
450,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	416,150
445,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	426,337
895,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	840,408
	TOTAL	2,230,306
	Capital Goods - Diversified Manufacturing—1.3%
115,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	116,046
105,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	105,776
155,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	136,107
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	72,709
390,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	349,569
335,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	313,576
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	417,345
160,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	156,160
310,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	311,927
285,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	239,309
	TOTAL	2,218,524
	Capital Goods - Packaging—0.3%
180,000	Packaging Corp of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	179,124
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	216,245
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	143,707
	TOTAL	539,076
	Communications - Cable & Satellite—1.6%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	402,286
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	303,872
250,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	146,134
500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	367,154
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	542,939
600,000	Charter Communications, Inc., 4.200%, 3/15/2028	567,236
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	157,781
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	250,064
	TOTAL	2,737,466
	Communications - Media & Entertainment—2.8%
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	364,793
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	132,639
375,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	344,615
300,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	250,598
495,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	364,605
850,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	845,890
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	258,759
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	253,265
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	198,614
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$ 190,000		Paramount Global, Sr. Unsecd. Note, 3.700%, 6/1/2028	$ 171,396
475,000	[1]	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	388,171
200,000		Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	139,440
500,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	436,573
510,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	415,063
300,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	300,019
		TOTAL	4,864,440
		Communications - Telecom Wireless—4.3%
450,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	413,057
300,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	251,471
300,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	193,896
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	232,462
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	98,268
500,000		American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	495,837
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	234,158
300,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	246,837
400,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	393,237
300,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	289,525
200,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	181,524
300,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	282,269
415,000		T-Mobile USA, Inc., 4.500%, 4/15/2050	346,841
500,000		T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	418,462
550,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	393,786
600,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	561,039
575,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	565,361
670,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	660,582
230,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	227,286
350,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	273,384
580,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	534,895
250,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	242,283
		TOTAL	7,536,460
		Communications - Telecom Wirelines—5.8%
400,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	375,638
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	697,625
350,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	299,806
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	229,343
1,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	706,904
255,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	178,002
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	479,162
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	484,734
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	388,268
500,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	499,993
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	259,055
545,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	478,302
815,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	690,710
200,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	163,394
375,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	370,453
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	43,543
680,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	636,912
400,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	339,945
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$1,785,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	$ 1,365,787
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	23,388
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	315,575
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	731,281
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	406,525
	TOTAL	10,164,345
	Consumer Cyclical - Automotive—5.3%
650,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	600,933
175,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	155,993
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	494,902
1,805,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	1,908,395
200,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	197,380
455,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	399,665
110,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	114,968
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	694,964
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	672,795
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	46,141
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	246,743
800,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	802,411
300,000	General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	297,515
600,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	593,811
380,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	335,485
1,200,000	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,099,081
400,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	364,608
400,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	330,806
	TOTAL	9,356,596
	Consumer Cyclical - Retailers—2.3%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	131,312
675,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	610,442
600,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	448,548
185,000	AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	160,476
750,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	666,463
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	128,024
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	52,862
345,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	324,567
350,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	346,272
300,000	Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	288,873
610,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	492,223
160,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	152,398
230,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	228,102
	TOTAL	4,030,562
	Consumer Cyclical - Services—0.3%
570,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	514,010
	Consumer Non-Cyclical - Food/Beverage—4.5%
125,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	118,190
225,000	Campbell Soup Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	225,205
650,000	Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	594,038
710,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	625,713
115,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	113,382
400,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	386,412
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	$ 232,958
135,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	112,542
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	201,781
445,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	283,706
150,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	128,204
110,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	98,262
300,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	250,266
255,000	JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	251,524
53,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	52,483
750,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	610,578
190,000	McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	154,266
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	237,915
500,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	400,591
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	254,887
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	288,920
350,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	302,509
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	295,497
400,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	332,883
200,000	Tyson Foods, Inc., 3.950%, 8/15/2024	199,489
585,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	559,356
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	498,321
	TOTAL	7,809,878
	Consumer Non-Cyclical - Health Care—2.7%
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	305,037
220,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	199,185
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	54,527
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	261,751
179,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	157,846
400,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	381,063
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	49,113
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	758,778
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	458,032
500,000	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	490,699
145,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	157,493
1,500,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	1,003,549
365,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	360,884
	TOTAL	4,637,957
	Consumer Non-Cyclical - Pharmaceuticals—3.4%
955,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	876,546
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	654,317
980,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	977,626
970,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	955,967
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	252,284
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	241,527
500,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.500%, 11/21/2033	511,691
600,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	386,889
335,000	Revvity, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	331,236
375,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	316,562
500,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	362,422
	TOTAL	5,867,067
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Supermarkets—0.3%
$ 300,000	Kroger Co., Bond, 6.900%, 4/15/2038	$ 333,929
250,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	192,981
	TOTAL	526,910
	Consumer Non-Cyclical - Tobacco—1.7%
500,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	338,235
650,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	468,672
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	196,797
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	291,283
490,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	495,938
500,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	475,074
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	154,149
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	277,015
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	310,532
	TOTAL	3,007,695
	Energy - Independent—2.6%
680,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	580,765
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	240,833
390,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	375,291
175,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	167,440
410,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	397,748
190,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	198,824
685,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	683,300
200,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	195,619
650,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	678,508
510,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	560,001
500,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	419,996
	TOTAL	4,498,325
	Energy - Integrated—1.1%
605,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	426,714
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	291,918
355,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	351,866
230,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	226,057
100,000	Petro-Canada, Bond, 5.350%, 7/15/2033	96,100
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	123,954
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	358,951
	TOTAL	1,875,560
	Energy - Midstream—8.0%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	114,100
165,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	142,380
400,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	391,552
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	98,793
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	97,668
495,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	487,840
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	300,831
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	76,367
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	270,992
600,000	Enbridge, Inc., Sr. Unsecd. Note, 5.700%, 3/8/2033	604,939
300,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	297,883
725,000	Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	615,928
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	221,029
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 170,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	$ 168,352
250,000		Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	245,316
550,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	405,784
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	163,642
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	450,599
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	398,833
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	504,073
300,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	262,796
300,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	291,351
350,000		MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	301,744
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	383,689
200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	164,591
500,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	424,222
275,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	270,945
80,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	77,447
195,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	163,845
130,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	124,365
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	199,454
400,000		ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	357,768
500,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	427,554
500,000		ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	533,985
600,000		Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	532,099
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	206,748
180,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	161,933
350,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	359,635
500,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	505,099
290,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	277,907
290,000		Williams Cos., Inc., Sr. Unsecd. Note, 3.900%, 1/15/2025	287,300
650,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	567,961
1,000,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	976,035
		TOTAL	13,915,374
		Energy - Refining—1.2%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	199,054
225,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	192,230
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	156,233
245,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	229,453
565,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	500,726
400,000		Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	339,676
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	133,295
400,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	359,494
		TOTAL	2,110,161
		Financial Institution - Banking—8.6%
410,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	405,708
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	197,171
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	792,523
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	480,351
400,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.700%, 2/1/2030	401,999
400,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	396,110
480,000		Citigroup, Inc., 4.125%, 7/25/2028	460,926
250,000		Citigroup, Inc., 5.500%, 9/13/2025	249,826
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	$ 438,744
500,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	495,004
285,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	289,993
550,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	548,391
580,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	445,290
200,000	Comerica, Inc., 3.800%, 7/22/2026	190,362
655,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	645,538
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	197,109
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	190,969
695,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	689,232
370,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	364,889
500,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	508,602
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	328,613
900,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	884,618
300,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	295,487
750,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	731,058
800,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	811,465
370,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	368,970
480,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	505,190
400,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	326,902
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	447,110
620,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	619,800
750,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	724,933
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	191,741
350,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	352,838
	TOTAL	14,977,462
	Financial Institution - Broker/Asset Mgr/Exchange—0.7%
160,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	161,663
575,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	459,800
200,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	195,628
200,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	184,416
300,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	299,752
	TOTAL	1,301,259
	Financial Institution - Finance Companies—2.4%
500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	466,588
525,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	477,287
1,300,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,091,107
505,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	466,466
500,000	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	418,521
400,000	Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	395,908
460,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	472,846
350,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	354,682
	TOTAL	4,143,405
	Financial Institution - Insurance - Health—0.6%
1,000,000	Centene Corp., 2.500%, 3/1/2031	821,426
250,000	The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	219,886
	TOTAL	1,041,312
	Financial Institution - Insurance - Life—1.0%
545,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	548,949
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	119,169
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 400,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	$ 355,862
500,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	499,657
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	133,954
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	55,830
	TOTAL	1,713,421
	Financial Institution - Insurance - P&C—1.2%
800,000	Aon North America, Inc., 5.750%, 3/1/2054	783,145
500,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	474,010
400,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	399,189
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	125,584
412,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	401,879
	TOTAL	2,183,807
	Financial Institution - REIT - Apartment—0.3%
160,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	157,025
160,000	Mid-America Apartment Communities LP, Sr. Unsub. 1.700%, 2/15/2031	128,455
80,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	64,612
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	188,630
	TOTAL	538,722
	Financial Institution - REIT - Healthcare—0.9%
375,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	295,646
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	214,353
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	287,029
325,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	277,533
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	478,155
	TOTAL	1,552,716
	Financial Institution - REIT - Office—1.1%
65,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	48,928
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	87,002
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	95,795
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	241,688
105,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	101,124
950,000	Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	806,396
840,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	616,510
	TOTAL	1,997,443
	Financial Institution - REIT - Other—0.8%
570,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	560,527
175,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	163,473
750,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	729,838
	TOTAL	1,453,838
	Financial Institution - REIT - Retail—0.9%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	132,463
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	279,029
350,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	370,118
300,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	276,488
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	163,762
460,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	433,819
	TOTAL	1,655,679
	Technology—8.5%
1,070,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,032,712
190,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	179,525
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	$ 243,243
310,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	248,358
10,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	7,918
450,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	383,776
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	52,169
900,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	842,896
370,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	373,945
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	249,830
1,000,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	1,005,970
500,000	Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	410,477
205,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	202,318
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	192,529
135,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	97,033
375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	346,845
230,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	232,017
150,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	139,309
710,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	661,173
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	463,311
85,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	76,400
450,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	448,778
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	149,159
245,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	243,092
765,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	560,149
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	198,474
850,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	797,159
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,120,842
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	765,781
550,000	Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	520,760
200,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	211,784
300,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	267,195
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	98,982
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	58,679
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	236,897
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	79,086
75,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	72,491
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	79,037
95,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	79,539
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	144,306
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.250%, 6/5/2034	591,044
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	147,361
730,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	593,436
	TOTAL	14,905,785
	Transportation - Airlines—0.3%
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	99,517
495,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	492,816
	TOTAL	592,333
	Transportation - Railroads—0.4%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	111,296
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	207,644
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	89,626
Semi-Annual Financial Statements and Additional Information
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$ 195,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	$ 168,487
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	173,392
	TOTAL	750,445
	Transportation - Services—2.0%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	331,411
250,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	183,646
550,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	428,032
725,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	668,715
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	255,628
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	278,341
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	395,187
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	198,369
50,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	49,924
260,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	240,706
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	208,113
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	203,038
	TOTAL	3,441,110
	Utility - Electric—6.9%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	126,932
385,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	363,005
500,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	441,467
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	170,005
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	77,582
180,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	179,460
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	219,899
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	143,559
645,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	543,181
450,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	459,437
70,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	72,989
55,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	58,435
195,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	194,237
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	125,648
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	111,812
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	226,951
1,200,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	1,219,315
500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	441,979
300,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	299,710
475,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	491,687
740,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	609,502
300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	244,818
250,000	EverSource Energy, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	246,656
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	98,441
90,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	69,304
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	80,225
600,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	598,844
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	149,011
242,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	229,713
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	283,242
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	191,017
400,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	389,002
Semi-Annual Financial Statements and Additional Information
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 600,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 3/15/2034	$ 589,807
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	225,279
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	80,538
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	94,928
400,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	396,224
230,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	205,529
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,141,712
285,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	251,510
	TOTAL	12,142,592
	Utility - Natural Gas—0.5%
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	46,076
500,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	462,725
260,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	243,663
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	190,253
	TOTAL	942,717
	Utility - Natural Gas Distributor—0.0%
110,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	67,666
	TOTAL CORPORATE BONDS (IDENTIFIED COST $185,536,203)	167,973,179
	FOREIGN GOVERNMENTS/AGENCIES—1.4%
	Sovereign—1.4%
700,000	Mexico, Government of, 3.750%, 1/11/2028	661,586
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	160,197
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	214,450
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	703,528
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	239,343
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	224,886
190,000	Peru, Government of, 6.550%, 3/14/2037	202,730
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,708,109)	2,406,720
	REPURCHASE AGREEMENT—1.6%
2,767,000	Interest in $1,187,000,000 joint repurchase agreement 5.33%, dated 6/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,187,527,226 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,211,277,770. (IDENTIFIED COST $2,767,000)	2,767,000
	INVESTMENT COMPANY—0.3%
505,730	Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[2] (IDENTIFIED COST $505,730)	505,730
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $191,517,042)[3]	173,652,629
	OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	1,277,958
	TOTAL NET ASSETS—100%	$174,930,587
Semi-Annual Financial Statements and Additional Information
12

At June 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	70	$14,295,313	September 2024	$45,765
United States Treasury Notes 5-Year Long Futures	110	$11,723,594	September 2024	$66,786
United States Treasury Notes 10-Year Long Futures	15	$1,649,766	September 2024	$15,085
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	30	$3,405,938	September 2024	$(32,223)
United States Treasury Ultra Bond Short Futures	10	$1,253,438	September 2024	$(18,486)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$76,927
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$855,748
Purchases at Cost	$6,456,337
Proceeds from Sales	$(6,806,355)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2024	$505,730
Shares Held as of 6/30/2024	505,730
Dividend Income	$9,175

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
13

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$167,973,179	$—	$167,973,179
Foreign Governments/Agencies	—	2,406,720	—	2,406,720
Investment Company	505,730	—	—	505,730
Repurchase Agreement	—	2,767,000	—	2,767,000
TOTAL SECURITIES	$505,730	$173,146,899	$—	$173,652,629
Other Financial Instruments:[1]
Assets	$127,636	$—	$—	$127,636
Liabilities	(50,709)	—	—	(50,709)
TOTAL OTHER FINANCIAL INSTRUMENTS	$76,927	$—	$—	$76,927

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.09	$9.63	$11.86	$12.38	$11.48	$10.26
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.40	0.38	0.38	0.43	0.45
Net realized and unrealized gain (loss)	(0.19)	0.46	(2.20)	(0.44)	0.91	1.22
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.86	(1.82)	(0.06)	1.34	1.67
Less Distributions:
Distributions from net investment income	(0.21)	(0.40)	(0.38)	(0.38)	(0.43)	(0.45)
Distributions from net realized gain	—	—	(0.03)	(0.08)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.21)	(0.40)	(0.41)	(0.46)	(0.44)	(0.45)
Net Asset Value, End of Period	$9.90	$10.09	$9.63	$11.86	$12.38	$11.48
Total Return[2]	0.21%	9.20%	(15.44)%	(0.41)%	11.88%	16.56%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.31%[5]	4.13%	3.69%	3.19%	3.64%	4.11%
Expense waiver/reimbursement[6]	0.23%[5]	0.26%	0.24%	0.23%	0.27%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,931	$155,899	$134,660	$182,389	$143,775	$105,126
Portfolio turnover[7]	4%	5%	7%	11%	13%	18%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $482,514 of securities loaned and $505,730 of investments in affiliated holdings* (identified cost $191,517,042, including $505,730 of identified cost in affiliated holdings)	$173,652,629
Cash	248,588
Due from broker (Note 2)	160,050
Income receivable	2,135,943
Receivable for shares sold	525,396
Receivable for variation margin on futures contracts	16,912
Total Assets	176,739,518
Liabilities:
Payable for investments purchased	394,596
Payable for shares redeemed	254,660
Payable for collateral due to broker for securities lending (Note 2)	505,730
Income distribution payable	614,848
Payable to adviser (Note 5)	1,998
Payable for administrative fee (Note 5)	1,114
Accrued expenses (Note 5)	35,985
Total Liabilities	1,808,931
Net assets for 17,674,584 shares outstanding	$174,930,587
Net Assets Consist of:
Paid-in capital	$195,436,835
Total distributable earnings (loss)	(20,506,248)
Total Net Assets	$174,930,587
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$174,930,587 ÷ 17,674,584 shares outstanding, no par value, unlimited shares authorized	$9.90

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Interest	$3,530,869
Net income on securities loaned (includes $9,175 earned from affiliated holdings related to cash collateral balances*) (Note 2)	2,442
TOTAL INCOME	3,533,311
Expenses:
Administrative fee (Note 5)	66,826
Custodian fees	5,837
Transfer agent fees	7,590
Directors’/Trustees’ fees (Note 5)	959
Auditing fees	17,074
Legal fees	5,654
Portfolio accounting fees	40,562
Share registration costs	17,217
Printing and postage	10,475
Commitment fees (Note 7)	6,479
Miscellaneous (Note 5)	7,681
TOTAL EXPENSES	186,354
Reimbursement of other operating expenses (Note 5)	(186,354)
Net expenses	—
Net investment income	3,533,311
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(341,767)
Net realized loss on futures contracts	(217,237)
Net change in unrealized depreciation of investments	(2,544,052)
Net change in unrealized appreciation of futures contracts	(8,845)
Net realized and unrealized gain (loss) on investments and futures contracts	(3,111,901)
Change in net assets resulting from operations	$421,410

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,533,311	$5,907,363
Net realized gain (loss)	(559,004)	(914,732)
Net change in unrealized appreciation/depreciation	(2,552,897)	7,685,852
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	421,410	12,678,483
Distributions to Shareholders	(3,487,426)	(5,942,999)
Share Transactions:
Proceeds from sale of shares	40,655,720	90,950,975
Net asset value of shares issued to shareholders in payment of distributions declared	68,400	140,393
Cost of shares redeemed	(18,626,107)	(76,587,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,098,013	14,503,385
Change in net assets	19,031,997	21,238,869
Net Assets:
Beginning of period	155,898,590	134,659,721
End of period	$174,930,587	$155,898,590
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
18

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $186,354 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash
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based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,198,588 and $1,562,578, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$482,514	$505,730
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$76,927*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(217,237)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(8,845)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2024	Year Ended 12/31/2023
Shares sold	4,097,148	9,385,880
Shares issued to shareholders in payment of distributions declared	6,909	14,398
Shares redeemed	(1,877,291)	(7,929,979)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,226,766	1,470,299
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $191,517,042. The net unrealized depreciation of investments for federal tax purposes was $17,787,486. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $692,686 and unrealized depreciation from investments for those securities having an excess of cost over value of $18,480,172. The amounts presented are inclusive of derivative contracts.
As of December 31, 2023, the Fund had a capital loss carryforward of $2,146,142 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$629,872	$1,516,270	$2,146,142
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated Hermes funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2024, the Adviser reimbursed $186,354 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2024, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the six months ended June 30, 2024, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$30,881,010
Sales	$6,649,519
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
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investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2023, the Fund’s performance fell below its benchmark index for the one-year period, and was above its benchmark index for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of
Semi-Annual Financial Statements and Additional Information
26

Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Corporate Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
35282 (8/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Ticker FHYSX

Federated Hermes High Yield Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—98.4%
5,263,102	[1]	High Yield Bond Core Fund (IDENTIFIED COST $29,333,946)	29,104,955
		REPURCHASE AGREEMENT—2.0%
$ 603,000
Interest in $1,187,000,000 joint repurchase agreement 5.33%, dated 6/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,187,527,226 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
5/20/2052 and the market value of those underlying securities was $1,211,277,770.
(IDENTIFIED COST $603,000)
			$ 603,000
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $29,936,946)[2]	29,707,955
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(114,328)
		TOTAL NET ASSETS—100%	$29,593,627
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
High Yield Bond Core Fund
Value as of 12/31/2023	$24,174,980
Purchases at Cost	$5,184,337
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$(254,362)
Net Realized Gain/(Loss)	$—
Value as of 6/30/2024	$29,104,955
Shares Held as of 6/30/2024	5,263,102
Dividend Income	$844,765
The Fund invests in High Yield Bond Core Fund (HYCORE), a portfolio of Federated Hermes Core Trust (“Core Trust”) which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2024, HYCORE represents 98.4% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
1
Due to this affiliated holding representing greater than 75% of the Fund’s total net assets, a copy of the affiliated holding’s most recent Annual Financial
Statements and Notes to Financial Statements are included with this Report.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
1

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$29,104,955	$—	$—	$29,104,955
Repurchase Agreement	—	603,000	—	603,000
TOTAL SECURITIES	$29,104,955	$603,000	$—	$29,707,955
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
2

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.61	$10.88	$13.16	$13.18	$13.20	$12.21
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.74	0.76	0.71	0.75	0.82
Net realized and unrealized gain (loss)	(0.12)	0.72	(2.27)	(0.01)	(0.01)	0.99
TOTAL FROM INVESTMENT OPERATIONS	0.24	1.46	(1.51)	0.70	0.74	1.81
Less Distributions:
Distributions from net investment income	(0.36)	(0.73)	(0.77)	(0.72)	(0.76)	(0.82)
Net Asset Value, End of Period	$11.49	$11.61	$10.88	$13.16	$13.18	$13.20
Total Return[2]	2.09%	13.96%	(11.63)%	5.40%	6.04%	15.10%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.29%[4]	6.62%	6.24%	5.42%	5.93%	6.30%
Expense waiver/reimbursement[5]	0.68%[4]	0.93%	0.55%	0.25%	0.45%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,594	$25,054	$15,889	$125,419	$95,707	$44,776
Portfolio turnover[6]	0%	4%	24%	2%	23%	25%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3
The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $29,104,955 of investments in affiliated holdings* (identified cost $29,936,946, including $29,333,946 of identified cost in affiliated holdings)	$29,707,955
Cash	740
Income receivable	268
Income receivable from affiliated holdings	153,859
Receivable for shares sold	102,745
Total Assets	29,965,567
Liabilities:
Payable for investments purchased	143,430
Payable for shares redeemed	49,448
Income distribution payable	146,230
Payable to adviser (Note 5)	1,495
Payable for administrative fee (Note 5)	188
Payable for auditing fees	13,420
Payable for legal fees	5,965
Accrued expenses (Note 5)	11,764
Total Liabilities	371,940
Net assets for 2,575,388 shares outstanding	$29,593,627
Net Assets Consist of:
Paid-in capital	$37,424,746
Total distributable earnings (loss)	(7,831,119)
Total Net Assets	$29,593,627
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$29,593,627 ÷ 2,575,388 shares outstanding, no par value, unlimited shares authorized	$11.49

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$844,765
Interest	16,707
TOTAL INCOME	861,472
Expenses:
Administrative fee (Note 5)	10,638
Custodian fees	1,591
Transfer agent fees	2,577
Directors’/Trustees’ fees (Note 5)	684
Auditing fees	16,659
Legal fees	5,654
Portfolio accounting fees	26,854
Share registration costs	13,061
Printing and postage	10,922
Commitment fee	1,558
Miscellaneous (Note 5)	3,179
TOTAL EXPENSES	93,377
Reimbursement of other operating expenses (Notes 2 and 5)	(93,377)
Net expenses	—
Net investment income	861,472
Net change in unrealized appreciation of investments in affiliated holdings*	(254,362)
Change in net assets resulting from operations	$607,110

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$861,472	$1,193,916
Net realized gain (loss)	—	(90,787)
Net change in unrealized appreciation/depreciation	(254,362)	1,500,903
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	607,110	2,604,032
Distributions to Shareholders	(857,998)	(1,193,834)
Share Transactions:
Proceeds from sale of shares	6,816,030	12,103,936
Net asset value of shares issued to shareholders in payment of distributions declared	20,860	34,123
Cost of shares redeemed	(2,046,359)	(4,383,708)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,790,531	7,754,351
Change in net assets	4,539,643	9,164,549
Net Assets:
Beginning of period	25,053,984	15,889,435
End of period	$29,593,627	$25,053,984
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes High Yield Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
7

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $93,377 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information
8

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2024	Year Ended 12/31/2023
Shares sold	594,137	1,088,611
Shares issued to shareholders in payment of distributions declared	1,818	3,060
Shares redeemed	(178,791)	(393,396)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	417,164	698,275
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $29,936,946. The net unrealized depreciation of investments for federal tax purposes was $228,991. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $228,991.
As of December 31, 2023, the Fund had a capital loss carryforward of $7,133,825 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,183,168	$5,950,657	$7,133,825
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract.
For the six months ended June 30, 2024, the Adviser reimbursed $93,377 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June 30, 2024, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
9

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$5,184,337
Sales	$—
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
10

High Yield Bond Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes High Yield Strategy Portfolio invests primarily in High Yield Bond Core Fund. Therefore, the High Yield Bond Core Fund financial statements and notes to financial statements are included on pages 12 through 36.
High Yield Bond Core Fund
Annual Shareholder Report
11

Management’s Discussion of Fund Performance (unaudited)
The total return of the High Yield Bond Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2023, was 14.43%. The total return of the Fund’s shares consisted of 7.34% current income and 7.09% of appreciation in the net asset value of the Fund’s shares. The total return of the Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 13.44% during the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BHY2%ICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BHY2%ICI were: (1) the selection of individual securities and (2) the allocation among industry sectors. The following discussion will focus on the Fund’s performance relative to the BHY2%ICI.
MARKET OVERVIEW
The major factors influencing markets during the reporting period were the economy and the trajectory of interest rates.2 From the start of the year, the economy proved resilient despite a number of indicators signaling potential weakness on the horizon. The labor market continued to show strength throughout the year with solid job creation and low levels of unemployment. Corporate earnings, while off their peak, proved stronger than expected. A regional banking crisis in March only temporarily stalled a risk rally. The resilient economy forced the Federal Reserve (the “Fed”) to continue to push short-term rates higher and signal that a regime of higher for longer may be called for in the fight against inflation. As a result, the Fed raised interest rates four times over the course of the year and longer-term interest rates followed suit. However, driven by increasing conviction that the Fed’s cycle of raising rates had come to an end on the back of falling inflation (which decreased by more than half during the period), interest rates peaked in October and declined significantly in November and December. This was exacerbated by dovish Fed commentary at the last policy meeting of the year that suggested a pivot was drawing near, signaling three interest rate cuts were expected in 2024. For example, the 5-year U.S. Treasury yield began the year at 3.9%, peaked near 5% in late October and declined back to 3.85% to end the year slightly lower than the beginning of the year. With no recession in 2023 and the market betting on a soft landing in 2024, risk assets rallied and spreads ended the year tighter. The overall impact of these factors can be illustrated by the change in credit spreads between the Credit Suisse High Yield Bond Index3 and U.S. Treasury securities with similar maturities which began the period at 499 basis points and ended the fiscal year at 363 basis points.
Within the high-yield4 market, major industry sectors that substantially outperformed the overall BHY2%ICI during the reporting period included: Leisure, Retailers, Finance Companies, Building Materials and Other Industrial. Major industry sectors that substantially underperformed the overall BHY2%ICI during the reporting period included: Wirelines, Pharmaceuticals, Airlines, Electric Utilities and Aerospace & Defense. From a quality perspective, the CCC-rated sector led the way with a total return of 19.84% followed by the B-rated sector at 13.78%. The BB-rated sector lagged with a return of 11.56%.
Security Selection
Security selection had a substantial positive impact on performance relative to the BHY2%ICI. This was especially true in the Technology, Chemicals, Healthcare, Consumer Cyclical Services, Building Materials, Diversified Manufacturing, Insurance P&C, Automotive and Metals & Mining industry sectors. Specific high-yield issuers held by the Fund that positively impacted performance relative to the BHY2%ICI included: NFP Corp, Madison IAQ, Diamond BC BV, Minerva Merger Sub and Dornoch Debt Merger. The Fund was negatively impacted by security selection in the Media & Entertainment, Electric Utilities, Cable & Satellite and Pharmaceutical industry sectors. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the BHY2%ICI included: Enviva, iHeartCommunications, Ard Finance SA, Rackspace Technology and Audacy Capital.
High Yield Bond Core Fund
Annual Shareholder Report
12

Sector Allocation
Sector allocation was a modestly negative driver of performance relative to the BHY2%ICI. This was mostly the result of the Fund’s underweight allocation to the strong performing Leisure and Retail industry sectors. Given the strong absolute returns for the period, the Fund’s cash position also negatively impacted returns relative to the BHY2%ICI. The Fund was positively impacted by its overweight allocation to the strong performing Building Materials sector and its underweight to the poor performing Wireline and Airline sectors.
1
 Please see the footnotes to the line graph below for definitions of, and further information about, the BHY2%ICI.
2
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
3
 Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
4
 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
*
 The index is unmanaged, and it is not possible to invest directly in an index.
High Yield Bond Core Fund
Annual Shareholder Report
13

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Core Fund (the “Fund”) from December 31, 2013 to December 31, 2023, compared to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2023

Average Annual Total Returns for the Period Ended 12/31/2023
	1 Year	5 Years	10 Years
Fund	14.43%	5.35%	4.87%
BHY2%ICI	13.44%	5.35%	4.59%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
  The BHY2%ICI is an issuer-constrained version of the Bloomberg US Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
High Yield Bond Core Fund
Annual Shareholder Report
14

Portfolio of Investments Summary Table (unaudited)
At December 31, 2023, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	11.4%
Cable Satellite	7.9%
Insurance - P&C	6.8%
Automotive	6.4%
Midstream	5.9%
Media Entertainment	5.3%
Building Materials	4.7%
Packaging	4.6%
Gaming	4.6%
Health Care	4.5%
Independent Energy	3.6%
Other[2]	29.4%
Cash Equivalents[3]	3.8%
Other Assets and Liabilities - Net[4]	1.1%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg US Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Annual Shareholder Report
15

Portfolio of Investments
December 31, 2023
Principal Amount or Shares		Value
	CORPORATE BONDS—94.8%
	Aerospace/Defense—1.5%
$ 3,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 3,797,292
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,869,406
4,525,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	4,663,714
2,600,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	2,614,796
	TOTAL	12,945,208
	Airlines—0.1%
812,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	807,236
	Automotive—6.4%
450,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	465,418
3,800,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,718,252
375,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	397,385
1,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,352,613
4,050,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,656,418
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,534,139
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,322,712
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,895,108
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,625,726
3,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,136,469
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,429,898
400,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	390,160
3,550,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	3,488,046
975,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	995,719
8,025,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,068,022
3,925,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,388,241
3,575,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	3,428,300
1,850,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	1,918,254
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	640,175
	TOTAL	53,851,055
	Banking—0.2%
1,875,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,864,750
	Building Materials—4.7%
2,500,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,231,273
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	307,911
475,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	486,038
1,250,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,270,405
1,025,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	841,551
3,775,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	3,290,969
4,750,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,275,760
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	3,927,435
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,730,883
1,950,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	1,728,031
4,175,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	3,897,640
2,850,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	2,705,320
2,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,275,968
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,156,055
3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,341,779
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,465,111
High Yield Bond Core Fund
Annual Shareholder Report
16

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 1,900,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	$ 1,893,660
	TOTAL	39,825,789
	Cable Satellite—7.9%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,286,120
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,573,368
3,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	3,369,732
1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,363,395
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,354,229
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,546,574
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,579,978
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	580,077
1,700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	1,604,768
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,132,551
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,895,296
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,877,743
3,175,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,915,701
2,275,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,378,923
4,500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,805,930
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	397,528
950,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	893,377
2,000,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	1,197,506
1,275,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	889,363
5,100,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	2,633,767
1,225,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	1,279,723
3,000,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,820,598
4,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,576,853
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,431,770
525,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	507,475
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	967,915
5,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	4,698,000
5,525,000	UPC Broadband Finco B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,869,293
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	640,111
925,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	894,815
1,000,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	874,480
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,167,661
700,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	586,285
5,350,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	5,211,926
	TOTAL	66,802,831
	Chemicals—2.7%
3,575,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,211,849
675,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	676,279
2,275,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,096,678
2,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,597,909
4,700,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,861,198
875,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	837,725
1,275,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,354,870
5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	5,046,725
1,850,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	603,026
750,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	751,425
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Annual Shareholder Report
17

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 1,575,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	$ 1,387,743
	TOTAL	22,425,427
	Construction Machinery—0.7%
2,525,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,297,802
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	553,704
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,074,711
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	838,198
1,225,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,114,505
	TOTAL	5,878,920
	Consumer Cyclical Services—3.1%
400,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	398,275
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,550,834
3,500,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,433,559
3,000,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,895,915
1,125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	1,165,083
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,169,987
2,453,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,475,774
2,125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	2,084,249
1,700,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,661,418
	TOTAL	25,835,094
	Consumer Products—1.7%
325,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	339,272
6,150,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	5,936,601
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,321,284
300,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	294,705
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,728,120
1,075,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	995,007
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	650,670
	TOTAL	14,265,659
	Diversified Manufacturing—1.6%
4,375,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	4,473,962
6,375,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	6,350,074
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,982,766
	TOTAL	13,806,802
	Finance Companies—2.5%
1,900,000	GTCR W. Merger Sub LLC, 144A, 7.500%, 1/15/2031	2,009,007
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	837,174
4,450,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	4,108,540
575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	582,213
5,250,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,624,048
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,935,305
3,025,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	3,008,615
3,000,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,843,625
1,275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,250,947
	TOTAL	21,199,474
	Food & Beverage—1.7%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,744,830
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,295,532
1,275,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,257,665
1,475,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	1,422,804
High Yield Bond Core Fund
Annual Shareholder Report
18

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 2,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	$ 1,983,346
951,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	944,221
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,329,356
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,805,958
375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	386,479
	TOTAL	14,170,191
	Gaming—4.6%
2,675,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	2,386,511
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	988,075
1,000,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	918,889
500,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	513,031
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,664,548
775,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	767,463
1,975,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	2,006,966
2,550,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	2,551,326
2,150,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	2,157,469
775,000	Colt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	794,983
250,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	260,933
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,141,542
4,400,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,155,536
2,025,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,089,739
3,450,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	2,953,696
1,250,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	1,192,617
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,597,137
1,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,024,890
3,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,231,791
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	629,632
1,525,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,498,884
	TOTAL	38,525,658
	Health Care—4.5%
2,400,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,100,462
2,150,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,954,484
1,500,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,450,817
1,350,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	875,772
3,300,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	2,133,174
1,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	930,443
650,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	585,826
1,062,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	1,059,417
1,350,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	1,146,913
2,100,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	1,829,782
400,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	427,778
1,125,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,115,006
650,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	667,133
2,875,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	2,129,105
9,325,000	Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	8,802,020
575,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	467,818
1,125,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	1,048,599
800,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	791,550
1,550,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,516,328
1,500,000	Tenet Healthcare Corp., 144A, Term Loan - 2nd Lien, 6.250%, 2/1/2027	1,508,409
High Yield Bond Core Fund
Annual Shareholder Report
19

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 1,800,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	$ 1,841,940
3,250,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,243,662
		TOTAL	37,626,438
		Health Insurance—0.3%
2,600,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	2,495,954
		Independent Energy—3.6%
1,125,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,079,607
250,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	251,961
1,900,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,913,264
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	819,608
1,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	1,041,148
1,850,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	1,867,725
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 4/1/2024	63,500
575,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	610,401
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	373,029
1,675,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	1,750,702
3,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,793,105
3,150,000		Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	3,147,779
1,550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,559,688
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	530,695
3,225,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,226,321
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	568,264
1,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,347,089
1,600,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,514,325
700,000		Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	725,942
2,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,720,202
2,325,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,409,530
		TOTAL	30,313,885
		Industrial - Other—1.2%
6,050,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,337,998
3,500,000		Redwood Star Merger Sub., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	3,504,025
1,275,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	1,253,951
		TOTAL	10,095,974
		Insurance - P&C—6.8%
625,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	659,681
3,625,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,315,276
4,821,420		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	4,771,170
4,350,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	4,065,764
4,225,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	4,236,653
7,225,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,750,203
950,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	1,004,060
8,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,761,297
6,100,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,130,652
2,125,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,234,214
2,300,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	2,427,804
550,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	585,866
400,000		NFP Corp., Sec. Fac. Bond, 144A, 8.500%, 10/1/2031	433,810
8,500,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	8,647,268
1,550,000		Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,439,563
High Yield Bond Core Fund
Annual Shareholder Report
20

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$ 3,050,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	$ 3,126,402
		TOTAL	57,589,683
		Leisure—1.2%
425,000		Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	444,017
675,000		NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	705,599
1,750,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,711,242
300,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	302,094
475,000		NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	455,122
900,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	891,492
825,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	817,388
2,875,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	2,690,960
2,050,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	2,057,646
		TOTAL	10,075,560
		Lodging—0.6%
1,000,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	873,924
2,325,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,327,741
1,550,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,612,483
		TOTAL	4,814,148
		Media Entertainment—5.3%
5,275,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	98,906
850,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	573,236
1,875,000	[1,2]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	96,094
2,150,000	[1,2]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	112,875
1,300,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	982,278
1,075,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,022,814
2,925,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,847,899
1,275,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	982,056
5,461,766		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,550,148
1,575,000		Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,362,304
1,775,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,612,465
7,175,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	6,607,691
1,575,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,452,599
3,150,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	3,048,525
300,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	315,230
1,450,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,294,351
625,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	604,626
2,400,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	2,142,564
450,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	330,773
725,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	644,790
725,000		Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	512,028
3,775,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	2,836,195
700,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	654,724
2,325,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	2,133,257
4,100,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	3,255,666
2,750,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,745,317
1,125,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	1,161,394
2,500,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	2,127,375
		TOTAL	45,108,180
		Metals & Mining—0.6%
825,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	746,886
High Yield Bond Core Fund
Annual Shareholder Report
21

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 1,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	$ 1,548,378
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,764,545
	TOTAL	5,059,809
	Midstream—5.9%
2,150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	2,122,007
2,100,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,080,834
3,425,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,400,552
2,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,056,218
3,025,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,103,063
2,600,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	2,490,155
3,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,945,166
2,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,596,956
1,900,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,883,776
775,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	795,260
2,325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,198,604
2,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,674,500
450,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	463,960
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	349,752
1,750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,690,014
1,725,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,674,481
3,100,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	3,227,797
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,638,228
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,324,061
2,000,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	1,816,153
2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,026,460
1,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,501,133
1,450,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,318,956
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	460,046
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,844,641
1,750,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	1,525,433
	TOTAL	50,208,206
	Oil Field Services—1.9%
4,000,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	3,944,120
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,107,329
1,500,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,443,330
900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	779,205
150,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	150,739
2,351,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,351,227
1,900,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,879,560
3,766,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	3,754,240
	TOTAL	16,409,750
	Packaging—4.6%
4,408,496	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	2,064,432
2,625,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,225,308
6,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	5,387,925
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,607,179
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	831,654
1,200,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,179,996
1,525,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	1,553,336
1,700,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	1,670,488
High Yield Bond Core Fund
Annual Shareholder Report
22

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 8,425,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	$ 7,865,384
2,275,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,129,979
2,147,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,149,856
1,250,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,268,925
1,300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,312,040
600,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	636,930
6,100,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	5,987,936
	TOTAL	38,871,368
	Paper—0.3%
2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,598,909
	Pharmaceuticals—1.3%
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	619,898
1,450,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	669,951
6,325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	2,806,221
1,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	458,139
5,050,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,585,425
2,425,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,076,830
	TOTAL	11,216,464
	Restaurant—1.3%
9,575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	8,599,585
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,334,106
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,382,827
	TOTAL	11,316,518
	Retailers—1.3%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,531,720
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,343,745
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,478,698
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,262,932
900,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	742,458
1,075,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	972,850
1,800,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	1,880,504
825,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	815,203
	TOTAL	11,028,110
	Supermarkets—0.6%
3,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,045,659
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	275,357
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,265,716
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	407,681
	TOTAL	4,994,413
	Technology—11.4%
1,000,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	1,113,330
2,625,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	2,637,305
2,175,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	2,265,197
1,925,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,368,617
825,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	861,737
3,575,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	3,648,622
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	5,213,526
2,550,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	2,425,848
4,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,850,740
1,725,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,641,872
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Annual Shareholder Report
23

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 3,000,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	$ 2,724,257
2,825,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	2,638,296
4,000,000		Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,677,227
875,000		Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	843,989
3,400,000		Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	3,383,350
4,000,000		HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,719,037
2,750,000		Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	2,511,398
3,950,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,062,587
3,825,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,853,873
7,625,000		McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	6,973,722
7,950,000		Minerva Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,222,674
1,700,000		NCR Atleos Escrow Corp., Sec. Fac. Bond, 144A, 9.500%, 4/1/2029	1,807,730
900,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	851,668
2,725,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	2,593,441
1,300,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,195,534
775,000		Open Text Corp., 144A, 6.900%, 12/1/2027	806,214
2,775,000		Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,580,299
3,525,000		Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	3,360,209
5,400,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	4,703,751
2,941,000		Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	3,365,533
100,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	107,926
825,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	895,891
1,525,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,516,737
4,550,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	4,487,928
700,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	628,839
2,825,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,569,592
		TOTAL	96,108,496
		Transportation Services—0.4%
3,275,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	3,278,488
		Utility - Electric—2.3%
400,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	351,301
1,850,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	1,698,348
3,000,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,878,210
2,499,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	1,233,533
1,050,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	1,099,909
1,081,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,084,082
925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	818,019
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	860,384
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	160,301
2,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,333,312
1,525,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,620,884
3,475,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,432,990
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	394,807
1,700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	1,766,876
		TOTAL	19,732,956
		TOTAL CORPORATE BONDS (IDENTIFIED COST $878,177,214)	801,147,403
		COMMON STOCKS—0.3%
		Media Entertainment—0.0%
67,010	[2]	iHeartMedia, Inc.	178,917
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Annual Shareholder Report
24

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Oil Field Services—0.3%
32,040	[2]	Superior Energy Services, Inc.	$ 2,509,805
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,144,259)	2,688,722
		INVESTMENT COMPANY—3.8%
32,001,577		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[3] (IDENTIFIED COST $32,013,283)	32,017,578
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $912,334,756)[4]	835,853,703
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	9,713,653
		TOTAL NET ASSETS—100%	$845,567,356
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2022	$17,611,455
Purchases at Cost	$202,697,281
Proceeds from Sales	$(188,308,514)
Change in Unrealized Appreciation/Depreciation	$3,496
Net Realized Gain/(Loss)	$13,860
Value as of 12/31/2023	$32,017,578
Shares Held as of 12/31/2023	32,001,577
Dividend Income	$1,040,166

1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $918,830,747.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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Annual Shareholder Report
25

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$801,147,403	$—	$801,147,403
Equity Securities:
Common Stocks
Domestic	178,917	2,509,805	—	2,688,722
Investment Company	32,017,578	—	—	32,017,578
TOTAL SECURITIES	$32,196,495	$803,657,208	$—	$835,853,703

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Shareholder Report
26

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.22	$6.34	$6.35	$6.36	$5.88
Income From Investment Operations:
Net investment income (loss)[1]	0.34	0.33	0.33	0.35	0.38
Net realized and unrealized gain (loss)	0.39	(1.08)	0.01	0.01	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.73	(0.75)	0.34	0.36	0.87
Less Distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.35)	(0.37)	(0.39)
Net Asset Value, End of Period	$5.59	$5.22	$6.34	$6.35	$6.36
Total Return[2]	14.43%	(11.96)%	5.42%	6.09%	15.18%
Ratios to Average Net Assets:
Net expenses[3]	0.04%	0.04%	0.02%	0.03%	0.03%
Net investment income	6.34%	5.77%	5.16%	5.70%	6.16%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$845,567	$745,111	$2,494,249	$2,212,263	$1,866,222
Portfolio turnover[4]	16%	13%	34%	38%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Shareholder Report
27

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investment in securities, at value including $32,017,578 of investments in affiliated holdings* (identified cost $912,334,756, including $32,013,283 of identified cost in affiliated holdings)	$835,853,703
Income receivable	14,228,985
Income receivable from affiliated holdings	92,428
Total Assets	850,175,116
Liabilities:
Income distribution payable	4,520,183
Accrued expenses (Note 5)	87,577
Total Liabilities	4,607,760
Net assets for 151,384,877 shares outstanding	$845,567,356
Net Assets Consist of:
Paid-in capital	$1,095,197,836
Total distributable earnings (loss)	(249,630,480)
Total Net Assets	$845,567,356
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$845,567,356 ÷ 151,384,877 shares outstanding, no par value, unlimited shares authorized	$5.59

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Shareholder Report
28

Statement of Operations
Year Ended December 31, 2023

Investment Income:
Interest	$49,630,057
Dividends received from affiliated holdings*	1,040,166
TOTAL INCOME	50,670,223
Expenses:
Administrative fee (Note 5)	5,866
Custodian fees	25,531
Transfer agent fees	49,993
Directors’/Trustees’ fees (Note 5)	5,759
Auditing fees	39,086
Legal fees	10,656
Portfolio accounting fees	146,614
Printing and postage	18,665
Commitment fee (Note 7)	15,510
Miscellaneous (Note 5)	8,777
TOTAL EXPENSES	326,457
Net investment income	50,343,766
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $13,860 on sales of investments in affiliated holdings*)	(25,508,183)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $3,496 on investments in affiliated holdings*)	82,616,504
Net realized and unrealized gain (loss) on investments	57,108,321
Change in net assets resulting from operations	$107,452,087

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Shareholder Report
29

Statement of Changes in Net Assets

Year Ended December 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,343,766	$70,721,276
Net realized gain (loss)	(25,508,183)	(75,289,254)
Net change in unrealized appreciation/depreciation	82,616,504	(199,057,584)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	107,452,087	(203,625,562)
Distributions to Shareholders	(52,999,823)	(79,474,824)
Share Transactions:
Proceeds from sale of shares	135,520,135	107,543,200
Net asset value of shares issued to shareholders in payment of distributions declared	3,222,946	5,651,526
Cost of shares redeemed	(92,738,571)	(1,579,232,583)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	46,004,510	(1,466,037,857)
Change in net assets	100,456,774	(1,749,138,243)
Net Assets:
Beginning of period	745,110,582	2,494,248,825
End of period	$845,567,356	$745,110,582
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Shareholder Report
30

Notes to Financial Statements
December 31, 2023
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
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31

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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Annual Shareholder Report
32

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2023	Year Ended 12/31/2022
Shares sold	25,323,647	18,064,404
Shares issued to shareholders in payment of distributions declared	600,019	969,803
Shares redeemed	(17,409,623)	(269,530,125)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,514,043	(250,495,918)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$52,999,823	$79,474,824
As of December 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$870,685
Net unrealized depreciation	$(82,977,044)
Capital loss carryforwards and deferrals	$(167,524,121)
TOTAL	$(249,630,480)
At December 31, 2023, the cost of investments for federal tax purposes was $918,830,747. The net unrealized depreciation of investments for federal tax purposes was $82,977,044. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $9,520,311 and unrealized depreciation from investments for those securities having an excess of cost over value of $92,497,355. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for wash sales, defaulted securities and discount accretion/premium amortization on debt securities.
As of December 31, 2023, the Fund had a capital loss carryforward of $167,524,121 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$27,969,708	$139,554,413	$167,524,121
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
High Yield Bond Core Fund
Annual Shareholder Report
33

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2023, were as follows:
Purchases	$150,221,200
Sales	$119,337,996
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2023, the Fund had no outstanding loans. During the year ended December 31, 2023, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2023, there were no outstanding loans. During the year ended December 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2023, 84.54% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004. 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
High Yield Bond Core Fund
Annual Shareholder Report
34

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HIGH YIELD BOND CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of High Yield Bond Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)) including the portfolio of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 23, 2024
High Yield Bond Core Fund
Annual Shareholder Report
35

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,082.10	$0.21
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.00	$0.20

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
High Yield Bond Core Fund
Annual Shareholder Report
36

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes High Yield Strategy Portfolio (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Semi-Annual Financial Statements and Additional Information
37

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
38

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2023, the Fund’s performance fell below its benchmark index for the five-year period, and was above its benchmark index for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of
Semi-Annual Financial Statements and Additional Information
39

Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes High Yield Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40940 (8/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2024

Ticker | FMBPX

Federated Hermes Mortgage Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.2%
126,273,922	[1]	Mortgage Core Fund (IDENTIFIED COST $1,064,452,701)	1,031,657,942
		REPURCHASE AGREEMENT—1.0%
$ 10,298,000
Interest in $1,187,000,000 joint repurchase agreement 5.33%, dated 6/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,187,527,226 on 7/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,211,277,770.
(IDENTIFIED COST $10,298,000)
			$ 10,298,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,074,750,701)[2]	1,041,955,942
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(2,291,996)
		TOTAL NET ASSETS—100%	$1,039,663,946
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
Mortgage Core Fund
Value as of 12/31/2023	$894,115,566
Purchases at Cost	$185,087,105
Proceeds from Sales	$(16,500,000)
Change in Unrealized Appreciation/Depreciation	$(27,402,995)
Net Realized Gain/(Loss)	$(3,641,734)
Value as of 6/30/2024	$1,031,657,942
Shares Held as of 6/30/2024	126,273,922
Dividend Income	$23,097,083
The Fund invests in the Mortgage Core Fund (“Mortgage Core”), a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2024, Mortgage Core represents 99.2% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of Mortgage Core. To illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core, its financial statements are included within this report. The financial statements of Mortgage Core should be read in conjunction with the Fund’s financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
1
Due to this affiliated holding representing greater than 75% of the Fund’s total net assets, a copy of the affiliated holding’s most recent Annual Financial
Statements and Notes to Financial Statements are included with this Report.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$1,031,657,942	$—	$—	$1,031,657,942
Repurchase Agreement	—	10,298,000	—	10,298,000
TOTAL SECURITIES	$1,031,657,942	$10,298,000	$—	$1,041,955,942
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.53	$8.46	$9.85	$10.18	$9.98	$9.70
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.36	0.27	0.22	0.27	0.32
Net realized and unrealized gain (loss)	(0.28)	0.06	(1.40)	(0.32)	0.20	0.28
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	0.42	(1.13)	(0.10)	0.47	0.60
Less Distributions:
Distributions from net investment income	(0.20)	(0.35)	(0.26)	(0.22)	(0.27)	(0.32)
Distributions from net realized gain	—	—	—	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.20)	(0.35)	(0.26)	(0.23)	(0.27)	(0.32)
Net Asset Value, End of Period	$8.25	$8.53	$8.46	$9.85	$10.18	$9.98
Total Return[2]	(0.96)%	5.18%	(11.54)%	(0.94)%	4.77%	6.29%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.78%[4]	4.31%	3.01%	2.21%	2.68%	3.26%
Expense waiver/reimbursement[5]	0.12%[4]	0.15%	0.17%	0.21%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,039,664	$907,240	$295,407	$171,828	$126,578	$120,793
Portfolio turnover[6]	2%	1%	11%	14%	43%	7%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3
The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $1,031,657,942 of investments in affiliated holdings* (identified cost $1,074,750,701, including $1,064,452,701 of identified cost in affiliated holdings)	$1,041,955,942
Cash	400
Income receivable	4,574
Income receivable from affiliated holdings	4,080,779
Receivable for shares sold	3,357,406
Total Assets	1,049,399,101
Liabilities:
Payable for investments purchased	4,070,802
Payable for shares redeemed	1,626,261
Income distribution payable	4,005,903
Payable to adviser (Note 5)	2,834
Payable for administrative fee (Note 5)	6,633
Accrued expenses (Note 5)	22,722
Total Liabilities	9,735,155
Net assets for 126,030,909 shares outstanding	$1,039,663,946
Net Assets Consist of:
Paid-in capital	$1,081,744,749
Total distributable earnings (loss)	(42,080,803)
Total Net Assets	$1,039,663,946
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,039,663,946 ÷ 126,030,909 shares outstanding, no par value, unlimited shares authorized	$8.25

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2024 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$23,097,083
Interest	138,205
TOTAL INCOME	23,235,288
Expenses:
Administrative fee (Note 5)	377,245
Custodian fees	17,074
Transfer agent fees	29,312
Directors’/Trustees’ fees (Note 5)	2,278
Auditing fees	15,587
Legal fees	5,654
Portfolio accounting fees	63,729
Share registration costs	47,777
Printing and postage	10,340
Miscellaneous (Note 5)	14,389
TOTAL EXPENSES	583,385
Reimbursements of other operating expenses (Note 5)	(583,385)
Net expenses	—
Net investment income	23,235,288
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated holdings*	(3,641,734)
Net change in unrealized depreciation of investments in affiliated holdings*	(27,402,995)
Net realized and unrealized gain (loss) on investments	(31,044,729)
Change in net assets resulting from operations	$(7,809,441)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2024	Year Ended 12/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,235,288	$21,211,411
Net realized gain (loss)	(3,641,734)	(634,999)
Net change in unrealized appreciation/depreciation	(27,402,995)	26,666,665
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,809,441)	47,243,077
Distributions to Shareholders	(23,221,817)	(21,213,010)
Share Transactions:
Proceeds from sale of shares	241,816,625	656,484,450
Net asset value of shares issued to shareholders in payment of distributions declared	480,790	464,465
Cost of shares redeemed	(78,841,863)	(71,146,537)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	163,455,552	585,802,378
Change in net assets	132,424,294	611,832,445
Net Assets:
Beginning of period	907,239,652	295,407,207
End of period	$1,039,663,946	$907,239,652
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Mortgage Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $583,385 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2024	Year Ended 12/31/2023
Shares sold	29,168,655	80,038,747
Shares issued to shareholders in payment of distributions declared	58,238	55,796
Shares redeemed	(9,563,756)	(8,627,988)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	19,663,137	71,466,555
4. FEDERAL TAX INFORMATION
At June 30, 2024, the cost of investments for federal tax purposes was $1,074,750,701. The net unrealized depreciation of investments for federal tax purposes was $32,794,759. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $32,794,759.
Semi-Annual Financial Statements and Additional Information

As of December 31, 2023, the Fund had a capital loss carryforward of $147,094 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$139,841	$7,253	$147,094
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2024, the Adviser reimbursed $583,385 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June 30, 2024, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2024, were as follows:
Purchases	$185,087,105
Sales	$16,500,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the six months ended June 30, 2024, the Fund did not utilize the LOC.
Semi-Annual Financial Statements and Additional Information

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the six months ended June 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Mortgage Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Mortgage Strategy Portfolio invests primarily in Mortgage Core Fund. Therefore, the Mortgage Core Fund financial statements and notes to financial statements are included on pages 12 through 37.
Mortgage Core Fund
Annual Shareholder Report

Management’s Discussion of Fund Performance (unaudited)
The total return of the Mortgage Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2023, was 5.19%. The Bloomberg US Mortgage Backed Securities Index (BMBS),1 the Fund’s broad-based securities market index, returned 5.05% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses not reflected in the total return of the BMBS.
During the reporting period, the most significant factors affecting the Fund’s performance were (a) security selection; (b) interest rate strategy; and (c) sector allocation.
The following discussion will focus on the Fund’s performance relative to the BMBS.
MARKET OVERVIEW
The Federal Reserve (the “Fed”) tightened monetary policy after four of the first five Federal Open Market Committee (FOMC) meetings during the reporting period. However, in an indication that the federal funds target rate was sufficiently high and progress in the fight against inflation had been made, the Fed maintained the federal funds target rate in a range of 5.25%-5.50% over the final three FOMC meetings. While the federal funds target rate held steady in the latter stages of the reporting period, quantitative tightening continued as the Fed’s portfolio of securities continued to shrink. U.S. Treasury holdings contracted as securities matured while scheduled and unscheduled principal paydowns of mortgage loans resulted in reduced holdings of mortgage-backed securities (MBS).2 The higher federal funds target rate and quantitative tightening combined to produce significantly tighter monetary policy.
While the year-over-year U.S. Treasury yield changes did not indicate dramatic changes, intra-period market volatility was significant. For example, the 5-year U.S. Treasury yield declined 16 basis points during the reporting period; however, the security traded in a yield range which spanned 160 basis points. As the federal funds target rate stabilized in the latter portion of the reporting period, investor confidence that rate hikes were complete, or nearly so, increased and a rally in rates and spread sectors ensued.
U.S. Treasury yields declined and mortgage-to-Treasury spreads contracted significantly as investor demand for MBS was robust at historically wide spreads. While MBS posted positive excess return for the reporting period, performance lagged that of credit sectors including investment-grade corporates and high-yield. Nonetheless, MBS excess return performance was the best it had been since 2013.
During the reporting period, the 2-year U.S. Treasury yield decreased 18 basis points to yield 4.25% and the 10-year U.S. Treasury yield was unchanged to yield 3.88%.3
SECURITY SELECTION
Security selection, notably in government-guaranteed mortgage securities, proved beneficial and aided Fund performance.
Interest rate strategy (DURATION and yield curve)
The Fund increased effective duration4 relative to the BMBS in anticipation of lower market yields. Additionally, exposure to various points on the yield curve were adjusted due to expectations for yield changes at select maturities. The timing of such tactical interest rate strategy moves was inopportune and did not perform as expected. Interest rate strategy, encompassing both effective duration and yield curve, made a negative contribution to Fund performance during the reporting period. The Fund used derivatives5 as a tool to assist in managing Fund duration and yield curve exposure.6 The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts negatively contributed to Fund performance relative to the benchmark.
Sector ALLOCATION
Allocations to non-agency residential MBS and commercial MBS, as well as a cash position were beneficial. Overall, sector allocation made a positive contribution to Fund performance.
1
 Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2
 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
5
 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6
 The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
Mortgage Core Fund
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Mortgage Core Fund (the “Fund”) from December 31, 2013 to December 31, 2023, compared to the Bloomberg US Mortgage Backed Securities Index (BMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2023

Average Annual Total Returns for the Period Ended 12/31/2023
	1 Year	5 Years	10 Years
Fund	5.19%	0.52%	1.62%
BMBS	5.05%	0.25%	1.38%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Mortgage Core Fund
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	89.9%
Non-Agency Mortgage-Backed Securities	5.3%
Asset-Backed Securities	2.0%
Agency Risk Transfer Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Derivative Contracts	0.1%
Cash Equivalents[2]	2.2%
Other Assets and Liabilities—Net[3,4]	(0.0)%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Mortgage Core Fund
Annual Shareholder Report

Portfolio of Investments
December 31, 2023
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—89.9%
	Federal Home Loan Mortgage Corporation—33.7%
$ 2,659,365	2.000%, 7/1/2035	$ 2,398,766
31,014,898	2.000%, 4/1/2036	28,024,119
14,102,749	2.000%, 5/1/2036	12,685,523
34,761,132	2.000%, 11/1/2036	31,333,062
8,243,698	2.000%, 8/1/2050	6,819,324
44,877,748	2.000%, 9/1/2050	37,053,501
27,816,430	2.000%, 11/1/2050	22,879,826
24,138,750	2.000%, 12/1/2050	19,764,306
3,044,568	2.000%, 3/1/2051	2,508,052
67,230,106	2.000%, 3/1/2051	55,298,725
41,681,577	2.000%, 4/1/2051	34,206,161
27,528,719	2.000%, 5/1/2051	22,634,572
21,845,060	2.000%, 5/1/2051	17,927,240
89,886,481	2.000%, 1/1/2052	73,765,718
48,197,567	2.000%, 1/1/2052	40,005,388
41,857,626	2.500%, 12/1/2035	38,719,870
24,162,568	2.500%, 4/1/2037	22,373,932
6,212,139	2.500%, 5/1/2050	5,381,930
7,515,005	2.500%, 8/1/2050	6,510,676
7,035,487	2.500%, 9/1/2050	6,053,470
71,398,669	2.500%, 9/1/2051	60,785,750
65,569,575	2.500%, 10/1/2051	56,253,410
13,700,880	2.500%, 10/1/2051	11,690,028
43,140,421	2.500%, 11/1/2051	37,294,113
29,143,215	2.500%, 12/1/2051	24,806,722
15,340,489	2.500%, 12/1/2051	13,237,605
69,145,790	2.500%, 1/1/2052	59,602,419
2,585,538	2.500%, 1/1/2052	2,232,323
13,513,911	2.500%, 3/1/2052	11,667,750
63,432,210	2.500%, 4/1/2052	54,707,148
9,680,182	2.500%, 4/1/2052	8,303,303
16,067,849	2.500%, 5/1/2052	13,802,493
24,375,557	2.500%, 5/1/2052	20,999,861
432,787	3.000%, 6/1/2045	393,594
577,989	3.000%, 5/1/2046	526,188
11,305,997	3.000%, 6/1/2046	10,133,735
4,341,178	3.000%, 6/1/2046	3,968,391
5,010,196	3.000%, 7/1/2046	4,603,610
1,727,945	3.000%, 9/1/2046	1,545,543
4,108,923	3.000%, 10/1/2046	3,726,547
2,530,678	3.000%, 11/1/2046	2,261,958
4,768,831	3.000%, 12/1/2046	4,331,005
6,827,051	3.000%, 5/1/2047	6,191,726
11,372,115	3.000%, 10/1/2050	10,084,607
10,096,957	3.000%, 11/1/2050	8,953,818
8,123,018	3.000%, 11/1/2051	7,284,591
8,873,027	3.000%, 4/1/2052	7,933,617
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 36,726,949	3.000%, 6/1/2052	$ 32,614,772
29,225,405	3.000%, 8/1/2052	26,039,908
66,218	3.500%, 6/1/2026	65,216
94,861	3.500%, 6/1/2026	93,300
36,456	3.500%, 7/1/2026	35,816
1,450,401	3.500%, 5/1/2046	1,355,818
16,783,422	3.500%, 7/1/2046	15,552,583
5,245,388	3.500%, 11/1/2047	4,893,493
2,135,371	3.500%, 12/1/2047	1,980,772
9,322,458	3.500%, 12/1/2047	8,734,918
5,627,328	3.500%, 2/1/2048	5,269,153
8,038,903	3.500%, 2/1/2048	7,537,283
12,207,152	3.500%, 12/1/2049	11,223,037
7,725,833	3.500%, 5/1/2051	7,109,150
11,752,371	3.500%, 7/1/2051	10,839,993
26,822,192	3.500%, 2/1/2052	24,756,655
3,725,992	3.500%, 3/1/2052	3,470,497
72,227,382	3.500%, 5/1/2052	66,298,482
7,654,176	3.500%, 5/1/2052	7,023,478
21,258,256	3.500%, 6/1/2052	19,793,912
6,129,022	3.500%, 7/1/2052	5,689,117
4,078	4.000%, 5/1/2024	4,055
23,213	4.000%, 5/1/2026	22,923
348,441	4.000%, 5/1/2026	344,082
604,050	4.000%, 12/1/2040	585,540
2,812,264	4.000%, 5/1/2048	2,705,291
10,860,087	4.000%, 4/1/2052	10,396,083
4,429,326	4.000%, 4/1/2052	4,242,849
14,717,986	4.000%, 5/1/2052	13,950,020
29,687,148	4.000%, 6/1/2052	28,082,448
1,860,165	4.000%, 7/1/2052	1,777,055
16,091,157	4.000%, 8/1/2052	15,236,456
67,277,267	4.000%, 9/1/2052	63,724,778
14,217,190	4.000%, 10/1/2052	13,470,913
18,768,317	4.000%, 11/1/2052	17,906,313
20,896,158	4.000%, 11/1/2052	19,818,884
7,368	4.500%, 7/1/2024	7,322
7,986	4.500%, 8/1/2024	7,933
2,803	4.500%, 9/1/2024	2,788
15,155	4.500%, 6/1/2025	15,037
32,141,983	4.500%, 10/1/2037	31,980,229
380,357	4.500%, 11/1/2039	379,771
113,665	4.500%, 6/1/2040	113,482
166,110	4.500%, 7/1/2040	165,837
632,475	4.500%, 8/1/2040	631,460
406,930	4.500%, 7/1/2041	406,266
372,013	4.500%, 7/1/2041	371,367
253,123	4.500%, 7/1/2041	252,683
1,639,282	4.500%, 10/1/2048	1,616,425
10,176,647	4.500%, 5/1/2052	9,955,882
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 21,101,454	4.500%, 6/1/2052	$ 20,497,303
36,540,176	4.500%, 8/1/2052	35,471,163
9,146,938	4.500%, 9/1/2052	8,885,054
13,161,767	4.500%, 10/1/2052	12,769,923
6,090,874	4.500%, 10/1/2052	5,914,109
18,049,378	4.500%, 12/1/2052	17,514,279
28,742,467	4.500%, 1/1/2053	27,890,356
28,971,699	4.500%, 2/1/2053	28,112,793
14,431,750	4.500%, 3/1/2053	13,994,880
3,650,536	4.500%, 5/1/2053	3,553,719
173	5.000%, 7/1/2025	172
654,896	5.000%, 1/1/2034	663,570
239,068	5.000%, 5/1/2034	242,154
812	5.000%, 11/1/2035	825
265,274	5.000%, 4/1/2036	269,561
349	5.000%, 4/1/2036	355
4,903	5.000%, 4/1/2036	4,972
58,307	5.000%, 4/1/2036	59,268
68,776	5.000%, 5/1/2036	69,931
44,580	5.000%, 6/1/2036	45,299
90,554	5.000%, 6/1/2036	92,001
262,770	5.000%, 12/1/2037	267,089
43,187	5.000%, 5/1/2038	43,919
25,794	5.000%, 6/1/2038	26,253
47,187	5.000%, 9/1/2038	48,058
43,309	5.000%, 2/1/2039	44,111
43,240	5.000%, 6/1/2039	44,033
1,285,646	5.000%, 10/1/2039	1,309,978
114,532	5.000%, 2/1/2040	116,756
197,424	5.000%, 8/1/2040	201,406
34,212,155	5.000%, 10/1/2052	33,946,053
24,264,983	5.000%, 2/1/2053	24,025,446
20,178,884	5.000%, 3/1/2053	19,996,709
10,911,352	5.000%, 5/1/2053	10,811,480
582,695	5.500%, 5/1/2034	596,584
20,699	5.500%, 3/1/2036	21,377
42,765	5.500%, 3/1/2036	44,082
10,700	5.500%, 3/1/2036	11,051
71,446	5.500%, 3/1/2036	73,398
156,024	5.500%, 6/1/2036	161,112
77,657	5.500%, 6/1/2036	80,189
27,637	5.500%, 6/1/2036	28,476
74,423	5.500%, 9/1/2037	77,077
117,228	5.500%, 9/1/2037	121,060
81,253	5.500%, 12/1/2037	84,163
10,474	5.500%, 3/1/2038	10,835
11,217,468	5.500%, 5/1/2038	11,371,481
4,411,557	5.500%, 9/1/2052	4,440,795
27,719,720	5.500%, 12/1/2052	27,912,095
23,493,742	5.500%, 3/1/2053	23,627,421
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 5,378	6.000%, 7/1/2029	$ 5,463
13,899	6.000%, 2/1/2032	14,245
10,513	6.000%, 5/1/2036	10,912
26,209	6.000%, 8/1/2037	27,343
181,224	6.000%, 9/1/2037	188,768
24,633,070	6.000%, 11/1/2053	25,024,022
3,453	6.500%, 6/1/2029	3,538
1,263	6.500%, 7/1/2029	1,294
110,048	6.500%, 11/1/2036	116,059
1,271	6.500%, 4/1/2038	1,347
1,059	6.500%, 4/1/2038	1,121
34,189,220	6.500%, 10/1/2053	35,031,444
29,594,353	6.500%, 11/1/2053	30,323,386
5,939	7.000%, 4/1/2032	6,141
98,267	7.000%, 4/1/2032	103,024
7,620	7.000%, 9/1/2037	8,124
8,927	7.500%, 10/1/2029	9,314
5,230	7.500%, 11/1/2029	5,464
4,045	7.500%, 4/1/2031	4,063
9,638	7.500%, 5/1/2031	10,222
1,205	8.000%, 3/1/2030	1,267
20,941	8.000%, 1/1/2031	21,964
23,545	8.000%, 2/1/2031	25,043
11,994	8.000%, 3/1/2031	12,715
340	8.500%, 9/1/2025	345
46	8.500%, 9/1/2025	47
	TOTAL	1,858,768,390
	Federal National Mortgage Association—49.1%
28,560,004	2.000%, 8/1/2035	25,779,176
5,335,134	2.000%, 4/1/2036	4,808,994
28,548,226	2.000%, 5/1/2036	25,661,490
19,075,241	2.000%, 5/1/2050	15,713,787
37,242,429	2.000%, 7/1/2050	30,679,538
7,619,936	2.000%, 8/1/2050	6,281,908
37,543,340	2.000%, 10/1/2050	30,880,494
35,985,302	2.000%, 11/1/2050	29,598,961
11,893,742	2.000%, 3/1/2051	9,823,835
312,224,185	2.000%, 5/1/2051	256,520,799
38,959,404	2.000%, 5/1/2051	32,337,443
16,645,139	2.000%, 7/1/2051	13,711,920
7,270,109	2.000%, 8/1/2051	5,988,964
43,649,029	2.000%, 8/1/2051	35,766,197
38,419,949	2.000%, 10/1/2051	31,481,468
22,373,641	2.000%, 10/1/2051	18,409,964
26,799,997	2.000%, 11/1/2051	22,110,780
10,891,725	2.000%, 12/1/2051	8,985,992
5,959,172	2.000%, 12/1/2051	4,942,563
28,952,581	2.000%, 12/1/2051	23,678,628
7,098,291	2.000%, 1/1/2052	5,842,988
118,392,086	2.000%, 2/1/2052	97,158,963
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 71,767,289	2.000%, 2/1/2052	$ 58,896,127
18,170,034	2.000%, 2/1/2052	14,990,809
24,167,750	2.000%, 2/1/2052	19,833,366
34,823,593	2.000%, 2/1/2052	28,774,010
14,705,191	2.000%, 3/1/2052	12,104,640
19,256,971	2.000%, 3/1/2052	15,881,545
14,409,046	2.000%, 3/1/2052	11,932,912
12,232,621	2.000%, 3/1/2052	10,134,319
16,526,639	2.000%, 3/1/2052	13,511,010
36,804,607	2.000%, 4/1/2052	30,180,853
24,784,433	2.000%, 4/1/2052	20,269,742
2,275,998	2.500%, 12/1/2036	2,114,629
33,844,434	2.500%, 12/1/2036	31,286,214
3,684,760	2.500%, 5/1/2037	3,409,692
8,417,463	2.500%, 6/1/2050	7,292,527
3,134,225	2.500%, 7/1/2050	2,694,789
6,291,919	2.500%, 9/1/2050	5,413,689
14,996,941	2.500%, 9/1/2050	12,903,659
34,560,038	2.500%, 10/1/2050	29,498,527
12,882,092	2.500%, 11/1/2050	10,995,437
26,545,419	2.500%, 11/1/2050	22,632,807
20,556,045	2.500%, 2/1/2051	17,526,226
41,132,121	2.500%, 9/1/2051	35,300,898
75,364,614	2.500%, 10/1/2051	64,680,316
64,632,116	2.500%, 10/1/2051	55,489,541
64,180,645	2.500%, 10/1/2051	55,001,651
31,972,960	2.500%, 11/1/2051	27,220,400
14,413,563	2.500%, 12/1/2051	12,268,834
7,782,601	2.500%, 1/1/2052	6,653,739
60,992,388	2.500%, 1/1/2052	52,145,479
17,421,877	2.500%, 1/1/2052	14,873,067
22,829,501	2.500%, 1/1/2052	19,660,780
5,130,063	2.500%, 2/1/2052	4,406,791
40,627,018	2.500%, 2/1/2052	35,184,802
20,048,120	2.500%, 2/1/2052	17,221,598
4,045,564	2.500%, 3/1/2052	3,481,514
37,382,211	2.500%, 3/1/2052	31,819,761
18,251,425	2.500%, 4/1/2052	15,547,031
2,222,832	2.500%, 5/1/2052	1,892,944
30,762,773	2.500%, 5/1/2052	26,401,593
900,192	3.000%, 2/1/2032	862,101
2,260,399	3.000%, 8/1/2043	2,074,324
1,608,541	3.000%, 9/1/2043	1,475,833
5,823,181	3.000%, 8/1/2046	5,281,275
2,852,081	3.000%, 9/1/2046	2,593,796
3,328,190	3.000%, 11/1/2046	3,012,228
682,817	3.000%, 2/1/2047	620,128
8,082,225	3.000%, 3/1/2047	7,330,093
5,108,986	3.000%, 12/1/2047	4,633,544
8,139,305	3.000%, 12/1/2047	7,402,209
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 3,370,886	3.000%, 2/1/2048	$ 3,011,895
28,859,612	3.000%, 2/1/2048	26,110,806
1,136,685	3.000%, 11/1/2049	1,019,361
11,669,134	3.000%, 1/1/2051	10,347,999
118,340,266	3.000%, 5/1/2051	104,905,249
27,457,240	3.000%, 7/1/2051	24,322,894
38,900,084	3.000%, 7/1/2051	34,447,339
15,746,858	3.000%, 12/1/2051	14,018,189
34,338,462	3.000%, 12/1/2051	30,579,561
6,138,276	3.000%, 1/1/2052	5,528,684
20,807,750	3.000%, 2/1/2052	18,715,323
14,875,905	3.000%, 2/1/2052	13,212,630
9,873,226	3.000%, 3/1/2052	8,753,874
19,367,221	3.000%, 4/1/2052	17,256,243
22,046,861	3.000%, 4/1/2052	19,785,047
6,252,643	3.000%, 4/1/2052	5,571,120
12,071,261	3.000%, 5/1/2052	10,721,573
26,945,596	3.000%, 6/1/2052	24,046,487
39,404	3.500%, 11/1/2025	38,783
56,271	3.500%, 11/1/2025	55,385
68,720	3.500%, 12/1/2025	67,619
69,854	3.500%, 1/1/2026	68,719
19,952	3.500%, 1/1/2026	19,633
9,522,539	3.500%, 9/1/2037	9,173,418
6,386,034	3.500%, 12/1/2047	5,981,564
18,481,467	3.500%, 1/1/2048	17,120,324
3,275,672	3.500%, 4/1/2048	3,054,894
16,457,572	3.500%, 11/1/2050	15,416,491
12,135,577	3.500%, 5/1/2051	11,314,805
12,519,504	3.500%, 6/1/2051	11,520,184
13,152,600	3.500%, 7/1/2051	12,172,620
47,576,708	3.500%, 3/1/2052	44,448,135
15,563,489	3.500%, 5/1/2052	14,285,935
45,535,215	3.500%, 6/1/2052	41,857,859
17,201,393	3.500%, 6/1/2052	15,896,898
38,027,694	3.500%, 7/1/2052	35,108,153
9,862,092	3.500%, 1/1/2053	9,101,857
9,635,066	3.500%, 4/1/2053	8,839,640
44,757	4.000%, 12/1/2025	44,215
74,230	4.000%, 7/1/2026	73,281
25,988,900	4.000%, 11/1/2037	25,480,877
7,211,640	4.000%, 10/1/2051	6,829,711
3,429,961	4.000%, 4/1/2052	3,244,827
5,093,251	4.000%, 4/1/2052	4,818,340
25,936,384	4.000%, 7/1/2052	24,583,057
23,714,828	4.000%, 7/1/2052	22,655,281
15,998,884	4.000%, 9/1/2052	15,149,084
19,266,707	4.000%, 9/1/2052	18,333,645
5,637,898	4.000%, 10/1/2052	5,336,672
26,377,257	4.000%, 4/1/2053	24,951,468
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 38,498,040	4.000%, 5/1/2053	$ 36,585,508
81,616	4.500%, 2/1/2039	81,458
452,319	4.500%, 5/1/2040	451,582
129,838	4.500%, 11/1/2040	129,620
1,437,120	4.500%, 4/1/2041	1,434,672
678,607	4.500%, 6/1/2041	677,456
7,778,326	4.500%, 8/1/2052	7,555,626
5,434,879	4.500%, 8/1/2052	5,272,481
17,580,891	4.500%, 10/1/2052	17,158,574
22,148,838	4.500%, 2/1/2053	21,492,204
882,452	5.000%, 2/1/2036	896,413
501,310	5.000%, 7/1/2040	511,303
550,931	5.000%, 10/1/2041	561,901
39,893,235	5.000%, 8/1/2052	39,595,412
16,030,778	5.000%, 11/1/2052	15,976,725
8,819,952	5.000%, 12/1/2052	8,734,813
24,018,147	5.000%, 2/1/2053	23,786,300
21,513	5.500%, 1/1/2032	21,949
12,568	5.500%, 1/1/2032	12,829
221,844	5.500%, 9/1/2034	227,691
574,809	5.500%, 12/1/2034	589,964
16,845	5.500%, 4/1/2035	17,269
113,573	5.500%, 1/1/2036	116,931
44,520	5.500%, 3/1/2036	45,863
198,252	5.500%, 4/1/2036	204,102
303,152	5.500%, 4/1/2036	312,235
181,870	5.500%, 5/1/2036	187,870
63,286	5.500%, 9/1/2036	65,210
208,085	5.500%, 8/1/2037	214,413
117,733	5.500%, 7/1/2038	121,936
336,978	5.500%, 4/1/2041	349,712
9,425,774	5.500%, 9/1/2052	9,497,080
8,159,072	5.500%, 11/1/2052	8,215,696
14,461,458	5.500%, 8/1/2053	14,530,187
4,111	6.000%, 1/1/2029	4,176
5,461	6.000%, 2/1/2029	5,548
1,834	6.000%, 2/1/2029	1,863
3,059	6.000%, 4/1/2029	3,108
6,452	6.000%, 5/1/2029	6,555
3,446	6.000%, 5/1/2029	3,501
312,637	6.000%, 7/1/2034	323,873
177,019	6.000%, 11/1/2034	183,333
84,808	6.000%, 7/1/2036	88,449
17,619	6.000%, 7/1/2036	18,371
89,942	6.000%, 10/1/2037	93,925
37,842	6.000%, 6/1/2038	39,602
481,952	6.000%, 7/1/2038	503,976
43,800	6.000%, 9/1/2038	45,817
29,335	6.000%, 10/1/2038	30,715
277,105	6.000%, 2/1/2039	290,142
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 4,618,971	6.000%, 12/1/2052	$ 4,703,393
4,885,645	6.000%, 1/1/2053	4,966,238
5,052,053	6.000%, 4/1/2053	5,135,392
49,641,826	6.000%, 12/1/2053	50,429,691
7,803	6.500%, 9/1/2028	7,883
1,785	6.500%, 8/1/2029	1,829
3,806	6.500%, 6/1/2031	3,937
10,229	6.500%, 6/1/2031	10,539
1,536	6.500%, 6/1/2031	1,584
1,144	6.500%, 6/1/2031	1,172
2,044	6.500%, 1/1/2032	2,107
24,503	6.500%, 3/1/2032	25,401
81,538	6.500%, 4/1/2032	84,757
13,390	6.500%, 5/1/2032	13,938
119,127	6.500%, 7/1/2036	125,512
2,671	6.500%, 8/1/2036	2,792
12,275	6.500%, 9/1/2036	12,990
21,936	6.500%, 12/1/2036	23,126
55,886	6.500%, 9/1/2037	59,299
184	6.500%, 12/1/2037	195
27,801	6.500%, 10/1/2038	29,491
14,974,383	6.500%, 10/1/2053	15,343,265
32	7.000%, 5/1/2024	31
257	7.000%, 7/1/2024	256
278	7.000%, 7/1/2025	287
6,425	7.000%, 9/1/2031	6,673
4,386	7.000%, 9/1/2031	4,577
70,384	7.000%, 11/1/2031	73,699
4,951	7.000%, 12/1/2031	5,181
21,536	7.000%, 2/1/2032	22,515
22,412	7.000%, 3/1/2032	23,468
38,894	7.000%, 3/1/2032	40,123
4,365	7.000%, 4/1/2032	4,575
11,263	7.000%, 4/1/2032	11,704
93,680	7.000%, 4/1/2032	98,288
110,005	7.000%, 6/1/2037	117,744
4,632	7.500%, 9/1/2030	4,863
5,041	7.500%, 5/1/2031	5,318
1,589	7.500%, 6/1/2031	1,682
19,778	7.500%, 8/1/2031	20,981
27,577	7.500%, 1/1/2032	28,623
2,129	7.500%, 6/1/2033	2,199
835	8.000%, 11/1/2029	877
69	9.000%, 6/1/2025	69
	TOTAL	2,711,110,502
	Government National Mortgage Association—7.1%
5,481,945	3.000%, 1/20/2047	5,036,319
39,792,444	3.000%, 9/20/2050	36,010,582
45,121,357	3.000%, 5/20/2052	40,847,137
642,223	3.500%, 8/15/2043	604,332
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 413,324	3.500%, 8/15/2043	$ 389,107
7,401,067	3.500%, 3/20/2047	6,939,646
9,309,186	3.500%, 11/20/2047	8,705,530
17,802,836	3.500%, 5/20/2052	16,509,323
28,529,397	3.500%, 11/20/2052	26,550,127
586,292	4.000%, 9/15/2040	568,379
1,586,978	4.000%, 10/15/2040	1,539,578
747,439	4.000%, 1/15/2041	724,602
970,340	4.000%, 10/15/2041	940,303
2,905,151	4.000%, 6/15/2048	2,799,320
149,732	4.500%, 1/15/2039	147,986
93,225	4.500%, 6/15/2039	92,181
442,377	4.500%, 10/15/2039	437,514
161,745	4.500%, 1/15/2040	159,963
90,312	4.500%, 6/15/2040	89,334
63,661	4.500%, 9/15/2040	62,994
84,521	4.500%, 2/15/2041	83,600
491,937	4.500%, 3/15/2041	486,602
45,262	4.500%, 5/15/2041	44,786
1,633,972	4.500%, 6/20/2041	1,630,309
336,249	4.500%, 9/15/2041	332,697
295,822	4.500%, 10/15/2043	293,552
268,940	5.000%, 1/15/2039	272,115
221,740	5.000%, 5/15/2039	224,520
302,384	5.000%, 8/20/2039	307,014
73,598,135	5.000%, 9/20/2053	73,125,201
101,143	5.500%, 12/15/2038	104,424
73,582	5.500%, 12/20/2038	75,785
155,095	5.500%, 1/15/2039	160,244
146,947	5.500%, 2/15/2039	151,784
29,706,967	5.500%, 7/20/2053	29,886,344
44,598,169	5.500%, 8/20/2053	44,867,462
39,766,688	5.500%, 9/20/2053	40,006,807
4,506	6.000%, 10/15/2028	4,580
3,734	6.000%, 3/15/2029	3,805
50,028	6.000%, 2/15/2036	52,077
70,095	6.000%, 4/15/2036	73,113
66,511	6.000%, 6/15/2037	69,420
48,996,220	6.000%, 6/20/2053	49,813,222
7,817	6.500%, 10/15/2028	8,001
3,046	6.500%, 11/15/2028	3,118
3,364	6.500%, 12/15/2028	3,443
1,879	6.500%, 2/15/2029	1,923
4,981	6.500%, 3/15/2029	5,102
19,142	6.500%, 9/15/2031	19,787
44,634	6.500%, 2/15/2032	46,284
5,858	7.000%, 11/15/2027	5,963
4,052	7.000%, 6/15/2028	4,153
2,319	7.000%, 11/15/2028	2,371
4,981	7.000%, 1/15/2029	5,102
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 5,274		7.000%, 5/15/2029	$ 5,439
257		7.000%, 10/15/2029	258
14,878		7.000%, 5/15/2030	15,343
10,973		7.000%, 11/15/2030	11,377
5,827		7.000%, 12/15/2030	5,999
7,851		7.000%, 8/15/2031	8,152
31,651		7.000%, 10/15/2031	33,020
8,708		7.000%, 12/15/2031	9,118
6,277		7.500%, 8/15/2029	6,520
28,854		7.500%, 10/15/2029	29,924
1,236		7.500%, 10/15/2030	1,284
5,325		7.500%, 1/15/2031	5,584
1,839		8.000%, 10/15/2029	1,925
6,551		8.000%, 11/15/2029	6,858
5,246		8.000%, 1/15/2030	5,475
2,403		8.000%, 10/15/2030	2,513
33,112		8.000%, 11/15/2030	34,917
2,655		8.500%, 5/15/2029	2,789
		TOTAL	391,515,462
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,911,051,483)	4,961,394,354
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.5%
		Federal National Mortgage Association—0.2%
12,309,671	[1]	REMIC, Series 2019-66, Class FA, 5.879% (30-DAY AVERAGE SOFR +0.000%), 11/25/2059	11,909,385
		Non-Agency Mortgage-Backed Securities—5.3%
428,021		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	259,084
221,662		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	22,280
33,910,034		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	27,716,156
34,665,993		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	30,636,072
35,242,790		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	30,027,957
35,321,480		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	28,913,944
29,097,521		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	24,810,181
39,731,165		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	32,523,686
6,305,123		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	5,372,161
5,591,810		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,764,397
38,115,919		JP Morgan Mortgage Trust 2023-4, Class 1A2, 6.000%, 11/25/2053	38,217,163
43,904,029		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	44,020,647
128,177		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.869%, 8/25/2035	114,659
1,627,237		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,348,128
2,829,466		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,335,275
22,825,740		Sequoia Mortgage Trust 2023-2, Class A1, 5.000%, 3/25/2053	22,227,456
		TOTAL	293,309,246
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $324,254,168)	305,218,631
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—0.4%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,477,398
		Single Family Rental Securities—1.1%
14,622,517		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	13,901,562
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	14,396,903
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,024,023
Mortgage Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Single Family Rental Securities—continued
$ 14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	$ 14,132,720
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2028	3,323,445
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2028	5,070,005
		TOTAL	63,848,658
		Student Loans—0.5%
3,329,237		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	3,025,073
6,882,152		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	6,143,309
5,161,109		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	4,726,998
5,976,631	[1]	SMB Private Education Loan Trust 2018-A, Class A2B, 6.276% (CME Term SOFR 1 Month +0.914%), 2/15/2036	5,913,962
8,524,336	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.576% (CME Term SOFR 1 Month +1.214%), 7/15/2053	8,438,898
		TOTAL	28,248,240
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $118,072,207)	112,574,296
	[1]	AGENCY RISK TRANSFER SECURITIES—0.3%
2,836,670		FHLMC - STACR, Series 2023-DNA1, Class M1A, 7.437% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	2,881,223
10,400,000		FNMA - CAS, Series 2023-R05, Class 1M2, 8.437% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,858,221
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $13,236,670)	13,739,444
		INVESTMENT COMPANY—2.2%
119,161,249		Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[2] (IDENTIFIED COST $119,161,249)	119,161,249
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $5,485,775,777)[3]	5,512,087,974
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	5,097,416
		TOTAL NET ASSETS—100%	$5,517,185,390
At December 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5-Year Long Futures	725	$78,860,743	March 2024	$1,799,541
United States Treasury Notes 10-Year Long Futures	675	$76,201,172	March 2024	$2,503,017
United States Treasury Notes 10-Year Ultra Long Futures	575	$67,858,984	March 2024	$3,057,568
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$7,360,126
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2022	$117,293,489
Purchases at Cost	$3,390,076,933
Proceeds from Sales	$(3,388,209,173)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2023	$119,161,249
Shares Held as of 12/31/2023	119,161,249
Dividend Income	$11,497,853
Mortgage Core Fund
Annual Shareholder Report

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $5,485,500,336.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$4,961,394,354	$—	$4,961,394,354
Collateralized Mortgage Obligations	—	305,218,631	—	305,218,631
Asset-Backed Securities	—	112,574,296	—	112,574,296
Agency Risk Transfer Securities	—	13,739,444	—	13,739,444
Investment Company	119,161,249	—	—	119,161,249
TOTAL SECURITIES	$119,161,249	$5,392,926,725	$—	$5,512,087,974
Other Financial Instruments:[1]
Assets	$7,360,126	$—	$—	$7,360,126

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.38	$9.76	$10.07	$9.88	$9.60
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.25	0.17	0.24	0.32
Net realized and unrealized gain (loss)	0.07	(1.37)	(0.26)	0.22	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.42	(1.12)	(0.09)	0.46	0.60
Less Distributions:
Distributions from net investment income	(0.35)	(0.26)	(0.22)	(0.27)	(0.32)
Net Asset Value, End of Period	$8.45	$8.38	$9.76	$10.07	$9.88
Total Return[2]	5.19%	(11.57)%	(0.89)%	4.70%	6.33%
Ratios to Average Net Assets:
Net expenses[3]	0.02%	0.02%	0.02%	0.02%	0.03%
Net investment income	4.27%	2.78%	1.72%	2.42%	3.25%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,517,185	$3,184,276	$3,204,459	$2,143,118	$2,528,865
Portfolio turnover[4]	53%	204%	351%	257%	130%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[4]	31%	123%	65%	72%	100%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investment in securities, at value including $119,161,249 of investments in affiliated holdings* (identified cost $5,485,775,777, including $119,161,249 of identified cost in affiliated holdings)	$5,512,087,974
Due from broker (Note 2)	4,174,374
Income receivable	15,922,126
Income receivable from affiliated holdings	777,121
Receivable for variation margin on futures contracts	8,387
Total Assets	5,532,969,982
Liabilities:
Payable for shares redeemed	150,000
Income distribution payable	15,372,061
Accrued expenses (Note 5)	262,531
Total Liabilities	15,784,592
Net assets for 652,817,590 shares outstanding	$5,517,185,390
Net Assets Consist of:
Paid-in capital	$5,933,428,472
Total distributable earnings (loss)	(416,243,082)
Total Net Assets	$5,517,185,390
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,517,185,390 ÷ 652,817,590 shares outstanding, no par value, unlimited shares authorized	$8.45

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2023

Investment Income:
Interest	$189,305,105
Dividends received from affiliated holdings*	11,497,853
TOTAL INCOME	200,802,958
Expenses:
Administrative fee (Note 5)	9,017
Custodian fees	214,701
Transfer agent fees	286,534
Directors’/Trustees’ fees (Note 5)	22,012
Auditing fees	38,411
Legal fees	10,569
Portfolio accounting fees	259,071
Share registration costs	201
Printing and postage	18,440
Miscellaneous (Note 5)	42,559
TOTAL EXPENSES	901,515
Net investment income	199,901,443
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(84,991,065)
Net realized loss on futures contracts	(3,964,207)
Net change in unrealized depreciation of investments	150,850,101
Net change in unrealized depreciation of futures contracts	8,502,976
Net realized and unrealized gain (loss) on investments and futures contracts	70,397,805
Change in net assets resulting from operations	$270,299,248

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$199,901,443	$96,662,995
Net realized gain (loss)	(88,955,272)	(306,588,651)
Net change in unrealized appreciation/depreciation	159,353,077	(168,920,459)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	270,299,248	(378,846,115)
Distributions to Shareholders	(199,751,824)	(102,200,096)
Share Transactions:
Proceeds from sale of shares	2,726,863,581	2,040,715,935
Net asset value of shares issued to shareholders in payment of distributions declared	35,191,234	13,900,330
Cost of shares redeemed	(499,692,942)	(1,593,752,933)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,262,361,873	460,863,332
Change in net assets	2,332,909,297	(20,182,879)
Net Assets:
Beginning of period	3,184,276,093	3,204,458,972
End of period	$5,517,185,390	$3,184,276,093
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Shareholder Report

Notes to Financial Statements
December 31, 2023
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Mortgage Core Fund
Annual Shareholder Report

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Mortgage Core Fund
Annual Shareholder Report

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $146,422,611 and $10,386,538, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$7,360,126*

*
Includes net cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,964,207)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$8,502,976
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2023	Year Ended 12/31/2022
Shares sold	328,676,656	229,727,001
Shares issued to shareholders in payment of distributions declared	4,270,767	1,598,040
Shares redeemed	(59,994,883)	(179,640,289)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	272,952,540	51,684,752
Mortgage Core Fund
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$199,751,824	$102,200,096
As of December 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$358,486
Net unrealized appreciation	$26,587,638
Capital loss carryforwards	$(443,189,206)
TOTAL	$(416,243,082)
At December 31, 2023, the cost of investments for federal tax purposes was $5,485,500,336. The net unrealized appreciation of investments for federal tax purposes was $26,587,638. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $89,678,150 and unrealized depreciation from investments for those securities having an excess of cost over value of $63,090,512. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for mark to market of derivative instruments.
As of December 31, 2023, the Fund had a capital loss carryforward of $443,189,206 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$289,842,586	$153,346,620	$443,189,206
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2023, were as follows:
Purchases	$225,120,830
Sales	$59,363,574
Mortgage Core Fund
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2023, the Fund had no outstanding loans. During the year ended December 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2023, there were no outstanding loans. During the year ended December 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Mortgage Core Fund
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF mortgage core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Mortgage Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 23, 2024
Mortgage Core Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,033.50	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.10	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Mortgage Core Fund
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Mortgage Strategy Portfolio (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Semi-Annual Financial Statements and Additional Information

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2023, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of
Semi-Annual Financial Statements and Additional Information

Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Mortgage Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38886 (8/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Corporate Bond Strategy Portfolio: Not Applicable.

Federated Hermes High-Yield Strategy Portfolio: Not Applicable.

Federated Hermes Mortgage Strategy Portfolio: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Corporate Bond Strategy Portfolio: Not Applicable.

Federated Hermes High-Yield Strategy Portfolio: Not Applicable.

Federated Hermes Mortgage Strategy Portfolio: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes High-Yield Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes High-Yield Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Managed Pool Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  August 22, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 22, 2024